Nature of business and organization (Details)	12 Months Ended
Dec. 31, 2020
Infobird HK [Member]
Name	International Limited (“Infobird HK”)
Background	● A Hong Kong company ● Incorporated on April 21, 2020 ● A holding company
Ownership	100% owned by Infobird Cayman
Infobird WFOE [Member]
Name	Infobird Digital Technology (Beijing) Co., Ltd (“Infobird WFOE”)
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 20, 2020 ● Registered capital of $15,000,000 (RMB 106,392,000) ● A holding company
Ownership	100% owned by Infobird HK
Infobird Beijing [Member]
Name	Beijing Infobird Software Co., Ltd (“Infobird Beijing”)
Background	● A PRC limited liability company ● Incorporated on October 26, 2001 ● Registered capital of $2,417,947 (RMB 16,624,597) ● Software developing that provides software as a service (SaaS)
Ownership	VIE of Infobird WFOE
Infobird Guiyang [Member]
Name	Guiyang Infobird Cloud Computing Co., Ltd (“Infobird Guiyang”)
Background	● A PRC limited liability company ● Incorporated on October 17, 2013 ● Registered capital of $1,777,645 (RMB 12,222,200) ● Software developing that provides software as a service (SaaS)
Ownership	90.18% owned by Infobird Beijing
Infobird Anhui [Member]
Name	Anhui Infobird Software Information Technology Co., Ltd (“Infobird Anhui”)
Background	● A PRC limited liability company ● Incorporated on June 20, 2012 ● Registered capital of $1,454,440 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)
Ownership	90.18% owned by Infobird Beijing 99.95% owned by Infobird Beijing